Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Feb. 01, 2019	Nov. 01, 2018	Oct. 31, 2018	Apr. 30, 2018	Feb. 01, 2018	Nov. 01, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	$ 43,624			$ 56,996
Derivative liabilities	42,199			$ 48,270
Netted Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	600	$ 500	$ 500		$ 700	$ 900	$ 900
Derivative liabilities	$ 1,500	$ 1,300	$ 1,200		$ 1,400	$ 1,800	$ 1,900